Cash and bank balances - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Balances with banks	₨ 27,328	₨ 13,584
Bottom of range [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	8 days
Effective interest rate on Bank deposit	3.00%
Top of range [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Bank deposit, Maturity terms	3653 days
Effective interest rate on Bank deposit	8.27%